Accumulated Deficit During Development Stage (Details) - Schedule of Accumulated Deficit During Development Stage - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Accumulated Deficit During Development Stage [Abstract]
Balance at beginning of year	$ 195,130,889	$ 181,884,388	$ 169,728,414
Net loss for the year	19,123,464	13,806,515	12,847,061
Reclassify expired options from reserves		(560,014)	(240,310)
Reclassify forfeited options from reserves	(93,222)		(450,777)
Balance at end of year	$ 214,161,131	$ 195,130,889	$ 181,884,388